Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
9.	Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Company’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2020	2021	2022
Lease cost:
Reduction in the carrying amount of ROU assets	13,432	17,584	15,701
Interest of lease liabilities	1,938	1,613	1,342
Expenses for short-term lease within 12 months	505	443	1,506
Total lease cost	15,875	19,640	18,549

(b)	Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	14,322	20,739	20,507
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	5,516	36,672	16,704
Lease liability settled through termination of lease:
Operating leases	427	2,590	2,493

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	1.3 year	2.4 year	1.9 year
Weighted-average discount rate
Operating lease	6.73% per annum	5.17% per annum	4.58% per annum

(d)	Maturities of lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2022
2023	16,934
2024	8,762
2025 and thereafter	1,486
Total undiscounted lease payments	27,182
Less: imputed interest	(1,025)
Total lease liabilities	26,157
Amounts due within 12 months	16,118
Non-current lease liability	10,039